FAIR VALUE	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
FAIR VALUE

Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

The Company characterizes fair value measurements using a hierarchy that prioritizes inputs depending on the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

●	Level 1: fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2: fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3: fair value measurements are those derived from valuation techniques that include significant inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of cash and cash equivalents, current accounts and other receivables, and accounts payable and accrued liabilities approximated their fair values because of the short-term nature of these financial instruments. These financial instruments are classified as financial assets and liabilities at amortized cost.

The carrying value of the non-current reclamation deposit approximated its fair values as the amount is represented by cash deposit. This financial instrument is classified as financial asset at amortized cost.

The carrying value of marketable securities was based on the quoted market prices of the shares as at December 31, 2019 and was therefore considered to be Level 1. These financial instruments are classified as financial assets at FVTOCI.

The mineral property investments (First Mining’s 10% equity interest in three privately held companies that own the Duparquet Gold Project) are classified as financial assets at FVTOCI. The carrying value of the mineral property investments was not based on observable market data and was therefore considered to be Level 3. The initial fair value of the mineral property investments was determined based on attributable pro-rata gold ounces for the Company’s 10% indirect interest in the Duparquet project, which formed part of the identifiable assets from the acquisition of Clifton. Subsequently, the fair value has been reassessed at each period end. Scenarios which may result in a significant change in fair value include, among others, a change in the performance of the investee, a change in the performance of comparable entities, a change in gold price, a change in the economic environment, or evidence from external transactions in the investee’s equity. During the year ended December 31, 2019, management concluded that there was an increase in the fair value of the mineral property investments, and a fair value gain of $981 (December 31, 2018 - $nil) was recorded (Note 7).

The following table presents the Company’s fair value hierarchy for financial assets that are measured at fair value:

	December 31, 2019			December 31, 2018
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 3	Carrying value	Level 1	Level 3
Financial assets:
Marketable securities (Note 5)	$1,775	$1,775	$-	$2,597	$2,597	$-
Mineral property investments (Note 7)	5,398	-	5,398	4,417	-	4,417
Total	$7,173	$1,775	$5,398	$7,014	$2,597	$4,417

None of the Company’s financial liabilities are subsequently measured at fair value after initial recognition.

During the year ended December 31, 2019 there have been no transfers of amounts between Level 1, Level 2, and Level 3 of the fair value hierarchy.

The classification of the financial instruments as well as their carrying values as at December 31, 2019 and 2018 is shown in the table below:

At December 31, 2019
	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$5,902	$-	$-	$5,902
Current accounts and other receivables	97	-	-	97
Marketable securities	-	1,775	-	1,775
Mineral property investments	-	5,398	-	5,398
Reclamation deposit	119	-	-	119
Total financial assets	$6,118	$7,173	$-	$13,291

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$1,398	$1,398

At December 31, 2018
	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$5,115	$-	$-	$5,115
Current accounts and other receivables	17	-	-	17
Marketable securities	-	2,597	-	2,597
Mineral property investments	-	4,417	-	4,417
Reclamation deposit	116	-	-	116
Total financial assets	$5,248	$7,014	$-	$12,262

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$582	$582

(1)	The Company made an irrevocable election to reclassify marketable securities and mineral property investments fair value remeasurements from FVTPL to FVTOCI.